S000055250 [Member] Expense Example - S000055250 [Member] - C000179758 [Member]	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 245
Expense Example, with Redemption, 3 Years	781
Expense Example, with Redemption, 5 Years	1,344
Expense Example, with Redemption, 10 Years	$ 2,876